Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 98,850,000	$ 20,370,000	$ 15,000,000	$ 170,000	$ 134,390,000
SWITZERLAND
Total	1,070,000				1,070,000
SWITZERLAND | Canton of Zurich, Cantonal Tax Office Zurich
Total	1,070,000				1,070,000
MEXICO
Total	96,840,000	20,370,000	13,740,000	170,000	131,120,000
MEXICO | Chihuahua State Government
Total			20,000		20,000
MEXICO | Durango State Government
Total			10,000		10,000
MEXICO | Government of Mexico, Economy Secretary
Total			6,890,000		6,890,000
MEXICO | Government of Mexico, Energy Regulatory Commission
Total			90,000		90,000
MEXICO | Government of Mexico, National Water Commission
Total			1,940,000		1,940,000
MEXICO | Government of Mexico, Secretary of Communications and Transport
Total			40,000		40,000
MEXICO | Government of Mexico, Secretary of Environment and Natural Resources
Total			10,000		10,000
MEXICO | Government of Mexico, Secretary of Finance and Administration
Total			290,000		290,000
MEXICO | Government of Mexico, Tax Administration Service
Total	96,840,000	$ 20,370,000	3,690,000		120,900,000
MEXICO | Government of Mexico, Treasury of the Federation
Total			10,000		10,000
MEXICO | Municipality of Banamichi
Total			200,000		200,000
MEXICO | Municipality of Chalchihuites
Total			210,000		210,000
MEXICO | Municipality of Ocampo
Total			110,000		110,000
MEXICO | Municipality of San Dimas
Total				$ 170,000	170,000
MEXICO | Municipality of Satevo
Total			230,000		230,000
UNITED STATES
Total	940,000		1,260,000		2,200,000
UNITED STATES | Elko County, Elko County Recorders Office
Total			50,000		50,000
UNITED STATES | Elko County, Elko County Treasurer
Total	890,000				890,000
UNITED STATES | Government of the United States of America, Bureau of Land Management
Total			900,000		900,000
UNITED STATES | State of Nevada, Nevada Department of Environmental Protection
Total			210,000		210,000
UNITED STATES | State of Nevada, Nevada Department of Wildlife
Total			40,000		40,000
UNITED STATES | State of Nevada, Nevada Division of Taxation
Total	$ 50,000				50,000
UNITED STATES | State of Nevada, Nevada Division of Water Resources
Total			$ 60,000		$ 60,000